RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Deposits, classified as cash and cash equivalents	$ 4,000,000	$ 244,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	4,000,000	244,000,000
Interest income on deposits	10,000,000	12,000,000	$ 6,000,000
Base management fee expense	59,000,000	56,000,000	33,000,000
Dividends recognised as distributions to owners	$ 0	$ 278,000,000	$ 142,000,000